Variable Interest Entities ("VIE") (Tables)	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Bareboat Charters	A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of September 30, 2021, are shown below:

(in thousands of $)	2021 (1)	2022	2023	2024	2025	2026+
Golar Glacier (2)	4,310	17,100	4,451	—	—	—
Golar Kelvin (2)	4,968	19,710	19,710	18,468	—	—
Golar Snow (2)	4,310	17,100	3,608	—	—	—
Golar Ice (2)	4,968	19,710	19,710	19,764	162	—
Golar Tundra (3)(4)	4,305	7,075	—	—	—	—
Golar Seal (5)	3,382	13,717	13,754	13,717	13,717	—
Golar Crystal (3)	2,597	10,379	10,363	10,356	10,321	12,035
Hilli (3)	26,445	103,630	100,019	96,494	92,796	195,574
Golar Bear (3)	3,950	15,459	14,894	14,339	13,763	15,919
(1) For the three months ending December 31, 2021.
(2) In June 2021, we entered into certain amendments to our four ICBC sale and leaseback facilities which includes (i) prepayment of $15.0 million for each sale and leaseback facility in July 2021; (ii) increase in daily debt service costs from $46,850 to $54,000 for the Golar Ice and Golar Kelvin facilities; and (iii) brought forward our obligation to repurchase the Golar Glacier and Golar Snow to April 2023 from October 2024 and January 2025, respectively.
(3) The payment obligations relating to the Golar Tundra, Golar Crystal, Hilli, and Golar Bear above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.
(4) In August 2021, we refinanced the Golar Tundra Facility, which has a put option of $101.1 million that would become exercisable in January 2022 were we not to have sufficiently advanced plans to refinance the 2017 Convertible Bonds by that date, otherwise the Golar Tundra Facility matures in June 2022.
(5) In October 2021, we entered into a supplementary agreement with existing lender from CCBFL to extend Golar Seal's put option to January 2025. The last payment obligation relating to the Golar Seal has been presented in 2025 even though the maturity of the lease obligation is in March 2026, due to the put option maturing in January 2025.
Schedule of Variable Interest Entities
The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of September 30, 2021 and December 31, 2020, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	Golar Bear	September 30, 2021	December 31, 2020
Assets										Total	Total
Restricted cash and short-term deposits	30	100	100	47	—	13,767	4,686	25,904	20,471	65,105	36,875

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(82,728)	(99,450)	(81,883)	(54,860)	(78,196)	—	(8,358)	(396,866)	—	(802,341)	(865,982)
Long-term interest-bearing debt - non-current portion (1)	—	—	—	—	—	(90,293)	(68,603)	(232,158)	(113,767)	(504,821)	(625,119)
	(82,728)	(99,450)	(81,883)	(54,860)	(78,196)	(90,293)	(76,961)	(629,024)	(113,767)	(1,307,162)	(1,491,101)
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of the lessor VIE's operations on our unaudited consolidated statements of operations, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Statement of operations
Interest expense	20,467	27,752

Statement of cash flows
Net debt repayments	(197,308)	(352,046)
Net debt receipts	12,920	444,307
Financing costs paid	(700)	(2,731)
The assets and liabilities of Hilli LLC(1) that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2021	December 31, 2020
Balance sheet
Current assets	81,515	65,629
Non-current assets	1,339,496	1,203,805
Current liabilities	(457,323)	(447,701)
Non-current liabilities	(295,333)	(345,058)

(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of operations, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Statement of operations
Liquefaction services revenue	164,614	163,572
Realized and unrealized gain/(loss) on oil and gas derivative instruments	157,119	(36,861)

Statement of cash flows
Net debt repayments	(64,854)	(281,972)
Net debt receipts	2,848	223,821
The assets and liabilities of Gimi MS that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2021	December 31, 2020
Balance sheet
Current assets	4,385	15,505
Non-current assets	850,589	658,247
Current liabilities	(24,954)	(33,844)
Non-current liabilities	(388,809)	(277,932)

The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, is as follows:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Statement of cash flows
Additions to asset under development	183,305	142,397
Capitalized financing costs	(4,432)	(5,313)
Net debt receipts	110,000	95,000
Proceeds from subscription of equity interest	16,872	7,098